Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Prospectus Date	rr_ProspectusDate	Mar. 24, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated World Investment Series, Inc.	Federated Hermes World Investment Series, Inc.
Federated Emerging Market Debt Fund	Federated Hermes Emerging Market Debt Fund
Federated International Leaders Fund	Federated Hermes International Leaders Fund
Federated International Small-Mid Company Fund	Federated Hermes International Small-Mid Company Fund

Federated Hermes Emerging Market Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated World Investment Series, Inc.	Federated Hermes World Investment Series, Inc.
Federated Emerging Market Debt Fund	Federated Hermes Emerging Market Debt Fund

Federated Hermes International Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated World Investment Series, Inc.	Federated Hermes World Investment Series, Inc.
Federated International Leaders Fund	Federated Hermes International Leaders Fund

Federated Hermes International Small-Mid Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated World Investment Series, Inc.	Federated Hermes World Investment Series, Inc.
Federated International Small-Mid Company Fund	Federated Hermes International Small-Mid Company Fund